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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/01
                                               --------
Check here if Amendment [x]; Amendment Number: 9
                                               -
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: NEUMEIER INVESTMENT COUNSEL LLC
      -------------------------------
Address: 26435 CARMEL RANCHO BLVD.
         -------------------------
         CARMEL, CA  93923
--------------------------

Form 13F File Number: 28-4792
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  PETER NEUMEIER
       ---------------------------------------------------
Title: PRESIDENT
       ---------------------------------------------------
Phone: 831-625-6355
       ---------------------------------------------------
Signature, Place, and Date of Signing:
/s/PETER NEUMEIER        CARMEL, CALIFORNIA        8/14/01
-----------------        ------------------        -------
[Signature]  [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this
report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 NEUMEIER INVESTMENT COUNSEL LLC
   ---- -------------------------------
[Repeat as necessary.]


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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
                                   -

Form 13F Information Table Entry Total: 25
                                        --

Form 13F Information Table Value Total: $178822
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
      28-4792 NEUMEIER INVESTMENT COUNSEL LLC
-----    ---- -------------------------------
[Repeat as necessary.


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
                      FORM 13F INFORMATION TABLE

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COLUMN 1                            COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COL. 6    COLUMN 7         COLUMN 8
-------------------------------  -------------- ----------  --------  ------------------- -------   --------   ---------------------
                                                             VALUE    SHARES/ SH/P  PUT/  INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  RN   CALL  DSCRETN   MANAGERS    SOLE   SHARED  NONE
                                                                                                     NONE
------------------------------------------------------------------------------------------------------------------------------------
Arthur J. Gallagher                  COM        363576109     7518     289150              289150               207900   81250
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Autodesk Inc.                        COM        052769106     4912     131700              131700                94000   37700
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Avnet Inc.                           COM        053807103     3578     159600              159600               109272   50328
------------------------------------------------------------------------------------------------------------------------------------
Colonial BancGroup Inc.              COM        195493309     8559     595200              595200               406300  188900
------------------------------------------------------------------------------------------------------------------------------------
Dentsply International               COM        249030107     7003     157900              157900               114800   43100
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Doral Financial Corporation          COM        25811P100     9014     262800              262800               180900   81900
------------------------------------------------------------------------------------------------------------------------------------
Engelhard Corporation                COM        292845104     6521     252850              252850               184100   68750
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Furniture Brands International       COM        360921100     7704     275150              285150               199700   75450
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Harman International                 COM        413086109    10968     287950              287950               202300   85650
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ICN Pharmaceuticals Inc.             COM        448924100    11870     374200              374200               250200  124000
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Jacobs Engineering Group             COM        469814107     6562     100600              100600                64500   36100
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John Nuveen Company                  CLA        478035108     8189     144550              144550               105500   39050
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Kemet Corporation                    COM        488360108     4226     213320              213320               148800   64520
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Lubrizol Corp.                       COM        549271104     7786     250750              250750               177100   73650
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Mohawk Industries Inc.               COM        608190104    10678     303350              303350               208750   94600
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Monaco Coach Corp.                   COM        60886R103     3732     112400              112400                81500   30900
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Montana Power Company                COM        612085100     7091     611300              611300               401300  210000
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Newfield Exploration                 COM        651290108     7298     227650              227650               155050   72600
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Pittson Brinks Group                 COM        725701106     6547     293700              293700               203500   90200
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Radian Group Inc.                    COM        750236101     8915     220400              220400               148200   72200
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Renaissance RE                       COM        G7496G103     8785     118550              118550                81900   36650
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St. Francis Capital Corp.            COM        789374105      789      36100               36100                14400   21700
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Superior Industries                  COM        868168105    10343     270050              270050               182700   87350
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Vans Inc.                            COM        921930103     2381     101300              101300                76300   25000
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Wilmington Trust                     COM        971807102     7853     125350              125350                83500   41850
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